BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 06, 2021	Sep. 30, 2021	Jan. 08, 2021	Dec. 31, 2020
Preferred shares, par value	$ 0.00001
Common stock, par value	0.00001
Common Class A [Member]
Common stock, par value	$ 0.00001	$ 0.00001			$ 0.00001
Common stock, shares authorized	1,000,000,000				1,000,000,000
Common stock, Shares issued	214,793,795				0
Common stock, Shares outstanding	214,793,795	214,793,795			0
TPG Pace Solutions
Preferred shares, par value			$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized			5,000,000	5,000,000
Preferred Stock, Shares Issued			0	0
Preferred Stock, Shares Outstanding			0	0
Common stock, par value			$ 0.0001
Common stock, shares authorized			30,000,000
Common stock, Shares issued			3,166,667
Common stock, Shares outstanding			3,166,667
TPG Pace Solutions | Common Class A [Member]
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares authorized			500,000,000	500,000,000
Common stock, Shares issued			770,000	0
Common stock, Shares outstanding			770,000	0
TPG Pace Solutions | Class F Ordinary Shares
Common stock, par value				$ 0.0001
Common stock, shares authorized			30,000,000	50,000,000
Common stock, Shares issued			3,167,777	20,000,000
Common stock, Shares outstanding			3,167,777	20,000,000